Document and Entity Information	Jun. 08, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	Kraft Heinz Co
Amendment Flag	false
Entity Central Index Key	0001637459
Document Type	8-K
Document Period End Date	Jun. 08, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-37482
Entity Tax Identification Number	46-2078182
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(412)
Local Phone Number	456-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NASDAQ
Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2029
Trading Symbol	KHC29
Security Exchange Name	NASDAQ
M 3.500 Senior Notes Due 20313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2031
Trading Symbol	KHC31
Security Exchange Name	NASDAQ
M 3.250 Senior Notes Due 20331 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Senior Notes due 2033
Trading Symbol	KHC33
Security Exchange Name	NASDAQ
M 3.950 Senior Notes Due 20342 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.950% Senior Notes due 2034
Trading Symbol	KHC34
Security Exchange Name	NASDAQ